Financial instruments - Fair value of the convertible senior secured notes (Details) - Financial liabilities at fair value through profit or loss - Convertible Senior Secured Notes - Level 3	Jun. 30, 2022	Dec. 31, 2021
Risk-free rate
Disclosure of financial assets [line items]
Significant unobservable input liabilities	0.0300	0.0125
Dividend yield
Disclosure of financial assets [line items]
Significant unobservable input liabilities	0	0
Volatility
Disclosure of financial assets [line items]
Significant unobservable input liabilities	0.525	0.525
Credit spread
Disclosure of financial assets [line items]
Significant unobservable input liabilities	0.218	0.218